Commitments and Contingencies - Restructuring activity (Detail) - Cara Therapeutics, Inc. - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024
Other Commitments [Line Items]
Restructuring expenses	$ 0			$ 2,401	$ 5,565
Total expense recorded in the three months ended for the period		$ 707	$ 2,581	$ 2,401	5,689
Provision for restructuring	$ 0				50
Payments made in the three months ended for the period					(5,515)
Reversal of restructuring provision in the three months ended for the period					(124)
Remaining amounts to be paid as of period					$ 50